Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Interest expense	$ 1,283	$ 1,604	$ 2,636	$ 3,153
Less current portion of lease liabilities	4,807		4,807		$ 6,946
Long-term portion of lease liabilities	19,329		19,329		$ 26,506
Lease Liabilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1, 2021			33,452
Interest expense			2,636
Payments			(5,003)
Derecognized - discontinued operations (note 3)			(2,633)
Lease modification and other remeasurements			1,058
Effect of foreign exchange differences			(430)
Reclassified to liabilities held for sale			(4,944)
Balance at June 30	24,136		24,136
Less current portion of lease liabilities	4,807		4,807
Long-term portion of lease liabilities	$ 19,329		$ 19,329